REVENUE AND DEFERRED REVENUE	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 14 – REVENUE AND DEFERRED REVENUE

	September 30, 2024	September 30, 2023
Software development	$592,016	$584,037
Software license	148,193	201,562
Software supports	30,321	38,464
Cloud hosting	37,659	41,237
Others	8,344	8,440
	$816,533	$873,740

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2024	September 30, 2023
Revenue recognized over time	$668,340	$672,178
Revenue recognized at a point of time	148,193	201,562
	$816,533	$873,740

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	September 30, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	22,715	158,711
Revenue recognized from fulfilling contract liabilities	131,699	245,985
Deferred revenue, ending	$22,810	$131,794

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 14 – REVENUE AND DEFERRED REVENUE (continued)

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 72% of total revenues for the period ended September 30, 2024 (Nine months ended September 30, 2023 – 82%)